General (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Total intangible assets	$ 38,145
Developed technology [Member]
Total intangible assets	34,039
Customer relationships [Member]
Total intangible assets	3,333
Backlog [Member]
Total intangible assets	$ 773